Long-Term Notes Receivable, Government Bonds And Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Long-Term Notes Receivable

A.	Long-term notes receivable

	2020	2019
Promissory notes issued by the Mexican Government	Ps. —	Ps. 121,624,852
Other long-term notes receivable (1)	886,827	940,454

Total long-term notes receivable	Ps. 886,827	Ps. 122,565,306

(1)	Mainly collection rights related to Value Added Tax from the non-recourse factoring contract between Pemex Logistics and Banco Mercantil del Norte, S.A.

Summary of Promissory Notes Issued
Promissory notes issued by the Mexican Government

	2020	2019
Total promissory notes issued by the Mexican Government	Ps. —	Ps. 126,534,822
Less: current portion of notes receivable issued by the Mexican Government, net of expected credit losses (2)	—	4,909,970
Long-term promissory notes	Ps. —	Ps. 121,624,852

(2)	The amount reflects the principal and interest from promissory note 4 in 2019 matured on March 31, 2020.

Summary of Promissory Notes Maturity Dates and Annual Rates
As of December 31, 2019, PEMEX held promissory notes with a discounted value of Ps. 126,534,822. These promissory notes had annual maturity dates ranging from 2020 to 2036 and yielding rates ranging from 5.39% to 7.00%, as follows:

As of December 31, 2019
Number of Promissory Notes	Maturity	Yield Rate Range	Principal Amount
1	2020	5.39%	Ps. 4,909,970	(1)
1	2021	5.57%	5,846,979
1	2022	5.74%	6,500,329
1	2023	5.88%	7,112,804
1	2024	5.99%	7,534,758
5	2025 to 2029	6.06% to 6.62%	40,018,603
5	2030 to 2034	6.70% to 6.90%	39,692,547
2	2035 to 2036	6.95% to 7.00%	14,918,832

	Total promissory notes		Ps. 126,534,822
	Less: current portion		4,909,970

	Long-term notes receivable		Ps. 121,624,852

(1)	The amount of the promissory note is Ps. 4,917,970, less an impairment of Ps. 8,000.

Summary of Roll forward Related to the Promissory Notes
The roll-forward related to the promissory notes is as follows:

	December 31,
	2020 (i)		2019
Balance at the beginning of the year	Ps.	126,534,822	156,981,745
Long-term receivable from the Mexican Government		(4,102,622)	(32,493,666)
Accrued interests		7,097,040	8,266,574
Interests received from promissory notes		(881,048)	(6,211,831)
Reversal of (impairment) of the promissory notes		8,000	(8,000)
Exchange from promissory notes to Bonds		(128,656,192)	—

Balance at the end of the year	Ps.	—	126,534,822

Summary of Balance of Government Bonds
As of December 31, 2020, the balance of Government Bonds (see Note
15-A),
includes Government Bonds valued at amortized cost as follows:

	2020
Government bonds	Ps.	129,549,519
Less: current portion of Government Bonds, net of expected credit losses (1)		18,036,557

Total long-term notes receivable	Ps.	111,512,962

(1)	Includes an expected credit loss of Ps. 17,581.

Summary of Roll forward of the Mexican Bonds
The roll-forward of the Mexican Bonds is as follows:

	2020
Promissory notes value at the beginning of the exchange as of November 19, 2020	Ps.	128,656,192
Financial income from the Exchange of promissory notes to Bonds		130,419

Initial value of Mexican Bonds as of November 19, 2020		128,786,611
Accrued interests		2,103,099
Interests received from bonds		(817,270)
Impact of the valuation of bonds in UDIS		(505,339)
(Impairment) of bonds		(17,582)

Balance at the end of the year	Ps.	129,549,519

Summary of Other Assets
At December 31, 2020 and 2019, the balance of other assets was as follows:

	December 31,
	2020		2019
Payments in advance	Ps.	5,223,679	2,650,251
Other (1)		1,680,934	1,518,801
Insurance		678,897	484,955

Total other assets	Ps.	7,583,510	4,654,007